Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0000874766
Registrant Name	The Hartford Insurance Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES